Accrued Expenses	6 Months Ended
Jun. 30, 2017
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 8: ACCRUED EXPENSES
Accrued expenses as of June 30, 2017 and December 31, 2016 consisted of the following:

	June 30, 2017	December 31, 2016
Accrued voyage expenses	$1,022	$1,369
Accrued loan interest	8,858	8,800
Accrued legal and professional fees	1,721	878
Total accrued expenses	$11,601	$11,047

Included in accrued legal and professional fees is the amount of $1,470 of which $1, 000 was authorized and approved by the Compensation Committee of Navios Acquisition in December 2016 subject to fulfillment of certain service conditions that were provided and completed during the second quarter of 2017. The amount of $1,000 is recorded in general and administrative expenses on the statements of operations for the three and the six month periods ended June 30, 2017. As of December 31, 2016 the amount of $750 is included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Acquisition in December 2016 to the directors and/or officers of the Company, subject to fulfillment of certain service conditions that were provided and completed during 2016.